UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Angstreich
Title:    Chief Financial Officer
Phone:    (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York             May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $413,938
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1.       028-12749              Valinor Capital Partners, L.P.

2.       028-12748              Valinor Capital Partners Offshore, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008

                               TITLE OF                      VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)    PRN AMT  PRN CALL   DSCRTN  MGRS    SOLE     SHARED     NONE

ACTIVISION INC NEW             COM NEW          004930202   17,014       622,983 SH         SOLE    NONE    622,983    0         0
AKAMAI TECHNOLOGIES INC        COM              00971T101    9,155       325,100 SH                 NONE    325,100    0         0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   13,138       206,278 SH                 NONE    206,278    0         0
AMERICAN CAPITAL STRATEGIES    COM              024937104    3,061        89,600 SH                 NONE     89,600    0         0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    7,165       409,200 SH                 NONE    409,200    0         0
AMERICAN TOWER CORP            CL A             029912201   22,850       582,751 SH                 NONE    582,751    0         0
BALLY TECHNOLOGIES INC         COM              05874B107    8,252       240,300 SH                 NONE    240,300    0         0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    3,068            23 SH                 NONE         23    0         0
BLUE NILE INC                  COM              09578R103      357         6,600 SH         SOLE    NONE      6,600    0         0
CAL MAINE FOODS INC            COM NEW          128030202    5,015       150,239 SH                 NONE    150,239    0         0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   15,623       208,276 SH                 NONE    208,276    0         0
CHINA UNICOM LTD               SPONSORED ADR    16945R104   12,028       565,500 SH                 NONE    565,500    0         0
COLDWATER CREEK INC            COM              193068103    3,823       757,000 SH                 NONE    757,000    0         0
COVANTA HLDG CORP              COM              22282E102   19,602       712,815 SH                 NONE    712,815    0         0
COVIDIEN LTD                   COM              G2552X108   13,501       305,100 SH                 NONE    305,100    0         0
ECLIPSYS CORP                  COM              278856109   14,958       762,757 SH                 NONE    762,757    0         0
ELECTRONIC ARTS INC            COM              285512109    9,267       185,640 SH         SOLE    NONE    185,640    0         0
FIDELITY NATL INFORMATION SV   COM              31620M106   12,529       328,500 SH                 NONE    328,500    0         0
FIRST HORIZON NATL CORP        COM              320517105    2,317       165,400 SH                 NONE    165,400    0         0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   11,557       328,800 SH                 NONE    328,800    0         0
GATEHOUSE MEDIA INC            COM              367348109      187        32,100 SH                 NONE     32,100    0         0
GOOGLE INC                     CL A             38259P508   14,293        32,450 SH                 NONE     32,450    0         0
GREENHILL & CO INC             COM              395259104    1,502        21,600 SH                 NONE     21,600    0         0
HORIZON LINES INC              COM              44044K101    6,638       356,700 SH                 NONE    356,700    0         0
IHS INC                        CL A             451734107    5,355        83,275 SH         SOLE    NONE     83,275    0         0
INDYMAC BANCORP INC            COM              456607100    3,109       626,891 SH                 NONE    626,891    0         0
INTERNATIONAL GAME TECHNOLOG   COM              459902102   13,625       338,840 SH                 NONE    338,840    0         0
JAZZ PHARMACEUTICALS  INC      COM              472147107    4,336       480,675 SH                 NONE    480,675    0         0
JER INVT TR INC                COM              46614H301      229        27,000 SH                 NONE     27,000    0         0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108    5,493       225,500 SH                 NONE    225,500    0         0
KKR FINANCIAL HLDGS LLC        COM              48248A306    9,095       718,432 SH                 NONE    718,432    0         0
KKR FINANCIAL HLDGS LLC        COM              48248A306      147        11,600 SH  CALL           NONE     11,600    0         0
LA Z BOY INC                   COM              505336107      399        47,790 SH         SOLE    NONE     47,790    0         0
M & F WORLDWIDE CORP           COM              552541104   15,092       403,648 SH                 NONE    403,648    0         0
MARRIOTT INTL INC NEW          CL A             571903202    1,581        46,000 SH                 NONE     46,000    0         0
MILLIPORE CORP                 COM              601073109    3,920        58,158 SH                 NONE     58,158    0         0
NALCO HOLDING COMPANY          COM              62985Q101   16,815       795,037 SH                 NONE    795,037    0         0
PEOPLES UNITED FINANCIAL INC   COM              712704105    8,595       496,560 SH                 NONE    496,560    0         0
PHARMERICA CORP                COM              71714F104    6,235       376,280 SH                 NONE    376,280    0         0
PROSHARES TR                   ULTRA XIN CH25   74347R321    4,837        51,850 SH                 NONE     51,850    0         0
QUALCOMM INC                   COM              747525103   13,641       332,715 SH         SOLE    NONE    332,715    0         0
REDWOOD TR INC                 COM              758075402    1,890        52,000 SH                 NONE     52,000    0         0
REDWOOD TR INC                 COM              758075402    6,692       184,100 SH  CALL           NONE    184,100    0         0
SAIC INC                       COM              78390X101   19,865     1,068,600 SH                 NONE  1,068,600    0         0
SINA CORP                      ORD              G81477104   16,308       462,642 SH                 NONE    462,642    0         0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888      362        16,705 SH                 NONE     16,705    0         0
TARGET CORP                    COM              87612E106    5,990       118,200 SH                 NONE    118,200    0         0
TRANSDIGM GROUP INC            COM              893641100    9,618       259,600 SH                 NONE    259,600    0         0
UNION PAC CORP                 COM              907818108    6,733        53,700 SH                 NONE     53,700    0         0
UTSTARCOM INC                  COM              918076100    3,715     1,308,230 SH                 NONE  1,308,230    0         0
YRC WORLDWIDE INC              COM              984249102    3,361       256,200 SH                 NONE    256,200    0         0

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